Fair values of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2025				At 31 Dec 2024
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	247,679	80,843	5,223	333,745	236,593	71,574	6,675	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	46,797	57,555	24,590	128,942	39,331	56,694	19,744	115,769
Derivatives	1,271	245,767	2,634	249,672	1,859	264,629	2,149	268,637
Financial investments	302,583	77,043	2,120	381,746	258,371	78,088	2,734	339,193
Liabilities
Trading liabilities	47,182	23,424	47	70,653	42,038	23,160	784	65,982
Financial liabilities designated at fair value	2,526	152,043	9,020	163,589	2,152	127,458	9,117	138,727
Derivatives	2,072	251,858	3,671	257,601	1,088	260,518	2,842	264,448
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 15.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	At 30 June 2025				At 31 Dec 2024
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	—	—	—	—	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,060	11,246	2,666	16,972	2,967	9,018	2,575	14,560
Derivatives	—	51	—	51	—	36	—	36
Financial investments	3,193	12,151	510	15,854	2,651	5,345	504	8,500
Liabilities
Trading liabilities	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value	—	13	—	13	—	130	—	130
Derivatives	—	12	—	12	—	19	—	19

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2025
Transfers from Level 1 to Level 2	6,032	2,596	703	—	94	—	—
Transfers from Level 2 to Level 1	7,019	4,812	2,794	—	210	—	—

At 31 Dec 2024
Transfers from Level 1 to Level 2	13,511	9,246	1,540	—	191	—	—
Transfers from Level 2 to Level 1	10,752	6,060	3,042	—	159	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	587	1	19,363	—	19,951	—	1	—	1
Asset-backed securities	160	171	—	—	331	—	—	—	—
Structured notes	—	—	—	—	—	—	9,017	—	9,017
Other derivatives	—	—	—	2,634	2,634	—	—	3,671	3,671
Other portfolios	1,373	5,051	5,227	—	11,651	47	2	—	49
At 30 Jun 2025	2,120	5,223	24,590	2,634	34,567	47	9,020	3,671	12,738

Private equity including strategic investments	552	1	17,705	—	18,258	—	1	—	1
Asset-backed securities	182	198	—	—	380	—	—	—	—
Structured notes	—	—	3	—	3	—	9,113	—	9,113
Other derivatives	—	—	—	2,149	2,149	—	—	2,842	2,842
Other portfolios	2,000	6,476	2,036	—	10,512	784	3	—	787
At 31 Dec 2024	2,734	6,675	19,744	2,149	31,302	784	9,117	2,842	12,743

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	2,734	6,675	19,744	2,149	784	9,117	2,842
Total gains or losses recognised in profit or loss	1	(37)	912	605	(20)	112	893
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(37)	—	605	(20)	112	893
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	867	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	45	—	—	—	—
– gains less losses from financial investments held at fair value through other comprehensive income	1	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	238	266	(76)	195	22	419	237
– financial investments: fair value gains/(losses)	35	—	—	—	—	1	—
– exchange differences	203	266	(76)	195	22	418	237
Purchases	880	2,312	2,003	—	58	—	—
New issuances	—	1	—	—	—	2,966	—
Sales	(127)	(1,541)	(75)	—	(12)	—	—
Settlements	(313)	(1,419)	(182)	(404)	(318)	(2,355)	(341)
Transfers out	(1,478)	(1,690)	(184)	(300)	(482)	(2,826)	(464)
Transfers in2	185	656	2,448	389	15	1,587	504
At 30 Jun 2025	2,120	5,223	24,590	2,634	47	9,020	3,671
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2025	—	55	116	699	28	(179)	(1,307)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	55	—	699	28	—	(1,307)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	116	—	—	(179)	—

At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains or losses recognised in profit or loss	(11)	(7)	270	323	(4)	345	865
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(7)	—	323	(4)	345	865
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	223	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	—	—
– gains less losses from financial investments held at fair value through other comprehensive income	(11)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(73)	(48)	(102)	(22)	(4)	(77)	(30)
– financial investments: fair value gains/(losses)	(18)	—	—	—	—	31	—
– exchange differences	(55)	(48)	(102)	(22)	(4)	(108)	(30)
Purchases	351	1,030	3,694	—	135	—	—
New issuances	—	—	—	—	—	3,378	—
Sales	(30)	(633)	(183)	—	(293)	—	—
Settlements	(406)	(615)	(1,738)	(147)	(164)	(1,898)	(136)
Transfers out	(80)	(281)	(213)	(265)	(29)	(1,039)	(353)
Transfers in	45	328	105	553	11	522	566
At 30 Jun 2024	2,414	4,080	21,621	2,511	130	12,159	3,481
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(12)	(302)	(2,157)	5	(167)	(541)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(12)	—	(2,157)	5	—	(541)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(302)	—	—	(167)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2Includes $2.3bn of transfers in representing enhancements to the application of our levelling methodology, primarily impacting our Insurance business.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	107,582	107,585	102,039	102,055
Loans and advances to customers	981,722	975,671	930,658	917,643
Reverse repurchase agreements – non-trading	283,204	283,340	252,549	252,598
Financial investments – at amortised cost	166,209	165,142	153,973	151,060
Liabilities
Deposits by banks	97,782	97,812	73,997	74,025
Customer accounts	1,718,604	1,718,745	1,654,955	1,655,151
Repurchase agreements – non-trading	195,532	195,498	180,880	180,873
Debt securities in issue	102,129	102,898	105,785	106,643
Subordinated liabilities	27,569	30,114	25,958	28,262

Fair values of financial instruments not carried at fair value on the balance sheet – assets and disposal groups held for sale
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	169	169	144	144
Loans and advances to customers	2,287	2,289	977	977
Financial investments – at amortised cost	—	—	—	—
Liabilities
Deposits by banks	103	103	—	—
Customer accounts	19,088	19,088	5,399	5,399

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2025				At 31 Dec 2024
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	247,679	80,843	5,223	333,745	236,593	71,574	6,675	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	46,797	57,555	24,590	128,942	39,331	56,694	19,744	115,769
Derivatives	1,271	245,767	2,634	249,672	1,859	264,629	2,149	268,637
Financial investments	302,583	77,043	2,120	381,746	258,371	78,088	2,734	339,193
Liabilities
Trading liabilities	47,182	23,424	47	70,653	42,038	23,160	784	65,982
Financial liabilities designated at fair value	2,526	152,043	9,020	163,589	2,152	127,458	9,117	138,727
Derivatives	2,072	251,858	3,671	257,601	1,088	260,518	2,842	264,448
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 15.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	At 30 June 2025				At 31 Dec 2024
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	—	—	—	—	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,060	11,246	2,666	16,972	2,967	9,018	2,575	14,560
Derivatives	—	51	—	51	—	36	—	36
Financial investments	3,193	12,151	510	15,854	2,651	5,345	504	8,500
Liabilities
Trading liabilities	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value	—	13	—	13	—	130	—	130
Derivatives	—	12	—	12	—	19	—	19

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2025
Transfers from Level 1 to Level 2	6,032	2,596	703	—	94	—	—
Transfers from Level 2 to Level 1	7,019	4,812	2,794	—	210	—	—

At 31 Dec 2024
Transfers from Level 1 to Level 2	13,511	9,246	1,540	—	191	—	—
Transfers from Level 2 to Level 1	10,752	6,060	3,042	—	159	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	587	1	19,363	—	19,951	—	1	—	1
Asset-backed securities	160	171	—	—	331	—	—	—	—
Structured notes	—	—	—	—	—	—	9,017	—	9,017
Other derivatives	—	—	—	2,634	2,634	—	—	3,671	3,671
Other portfolios	1,373	5,051	5,227	—	11,651	47	2	—	49
At 30 Jun 2025	2,120	5,223	24,590	2,634	34,567	47	9,020	3,671	12,738

Private equity including strategic investments	552	1	17,705	—	18,258	—	1	—	1
Asset-backed securities	182	198	—	—	380	—	—	—	—
Structured notes	—	—	3	—	3	—	9,113	—	9,113
Other derivatives	—	—	—	2,149	2,149	—	—	2,842	2,842
Other portfolios	2,000	6,476	2,036	—	10,512	784	3	—	787
At 31 Dec 2024	2,734	6,675	19,744	2,149	31,302	784	9,117	2,842	12,743

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	2,734	6,675	19,744	2,149	784	9,117	2,842
Total gains or losses recognised in profit or loss	1	(37)	912	605	(20)	112	893
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(37)	—	605	(20)	112	893
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	867	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	45	—	—	—	—
– gains less losses from financial investments held at fair value through other comprehensive income	1	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	238	266	(76)	195	22	419	237
– financial investments: fair value gains/(losses)	35	—	—	—	—	1	—
– exchange differences	203	266	(76)	195	22	418	237
Purchases	880	2,312	2,003	—	58	—	—
New issuances	—	1	—	—	—	2,966	—
Sales	(127)	(1,541)	(75)	—	(12)	—	—
Settlements	(313)	(1,419)	(182)	(404)	(318)	(2,355)	(341)
Transfers out	(1,478)	(1,690)	(184)	(300)	(482)	(2,826)	(464)
Transfers in2	185	656	2,448	389	15	1,587	504
At 30 Jun 2025	2,120	5,223	24,590	2,634	47	9,020	3,671
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2025	—	55	116	699	28	(179)	(1,307)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	55	—	699	28	—	(1,307)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	116	—	—	(179)	—

At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains or losses recognised in profit or loss	(11)	(7)	270	323	(4)	345	865
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(7)	—	323	(4)	345	865
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	223	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	—	—
– gains less losses from financial investments held at fair value through other comprehensive income	(11)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(73)	(48)	(102)	(22)	(4)	(77)	(30)
– financial investments: fair value gains/(losses)	(18)	—	—	—	—	31	—
– exchange differences	(55)	(48)	(102)	(22)	(4)	(108)	(30)
Purchases	351	1,030	3,694	—	135	—	—
New issuances	—	—	—	—	—	3,378	—
Sales	(30)	(633)	(183)	—	(293)	—	—
Settlements	(406)	(615)	(1,738)	(147)	(164)	(1,898)	(136)
Transfers out	(80)	(281)	(213)	(265)	(29)	(1,039)	(353)
Transfers in	45	328	105	553	11	522	566
At 30 Jun 2024	2,414	4,080	21,621	2,511	130	12,159	3,481
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(12)	(302)	(2,157)	5	(167)	(541)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(12)	—	(2,157)	5	—	(541)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(302)	—	—	(167)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2Includes $2.3bn of transfers in representing enhancements to the application of our levelling methodology, primarily impacting our Insurance business.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	107,582	107,585	102,039	102,055
Loans and advances to customers	981,722	975,671	930,658	917,643
Reverse repurchase agreements – non-trading	283,204	283,340	252,549	252,598
Financial investments – at amortised cost	166,209	165,142	153,973	151,060
Liabilities
Deposits by banks	97,782	97,812	73,997	74,025
Customer accounts	1,718,604	1,718,745	1,654,955	1,655,151
Repurchase agreements – non-trading	195,532	195,498	180,880	180,873
Debt securities in issue	102,129	102,898	105,785	106,643
Subordinated liabilities	27,569	30,114	25,958	28,262

Fair values of financial instruments not carried at fair value on the balance sheet – assets and disposal groups held for sale
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	169	169	144	144
Loans and advances to customers	2,287	2,289	977	977
Financial investments – at amortised cost	—	—	—	—
Liabilities
Deposits by banks	103	103	—	—
Customer accounts	19,088	19,088	5,399	5,399